Subsidiaries of the Company (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bachoco SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	51.00%
MEXICO | Bachoco SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Campi Alimentos SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Induba Pavos SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Bachoco Comercial SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | PEC LAB SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	64.00%	64.00%	64.00%
MEXICO | Aviser SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Operadora de Servicios de Personal SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Secba SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Servicios de Personal Administrativo SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Sepetec SA de CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
MEXICO | Proveedora La Perla SA of CV [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
MEXICO | SonoraAgropecuariaS.a.DeC.v. [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	54.80%	0.00%	0.00%
UNITED STATES | Bachoco USA LLC Subsidiary [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
BERMUDA | Wii kit RE LTD [Member]
Disclosure Of Subsidiaries Of Company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%